Taxation, Current and Deferred Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Current Tax [Abstract]
Adjustments to tax in respect of previous periods	$ 0.9	$ 7.8	$ (35.3)
Deferred Tax [Abstract]
Adjustments to tax in respect of previous periods	(23.3)	10.7	24.5
Previously unrecognized temporary differences	0.0	0.0	(29.4)
Impact of changes in tax rates	(31.9)
Total tax (credit)/charge	(82.7)	34.2	(16.0)
Current and deferred tax relating to items credited (debited) directly to equity [Abstract]
Deferred tax relating to items credited (debited) directly to equity	(0.2)	(1.5)
Current tax relating to items credited (charged) directly to hedging reserve	(8.0)	7.8	23.3
Deferred tax relating to items credited directly to foreign exchange movements on intangibles	(7.8)	(8.7)	14.0
Profit from discontinued operation	10.7	5.1	1,487.2
Continuing operations [member]
Current Tax [Abstract]
Current year	145.7	175.4	163.9
Adjustments to tax in respect of previous periods	0.9	7.8	(35.3)
Current tax	146.6	183.2	128.6
Deferred Tax [Abstract]
Origination and reversal of temporary differences	(237.9)	(195.3)	(139.7)
Adjustments to tax in respect of previous periods	(23.3)	10.7	24.5
Previously unrecognized temporary differences	0.0	0.0	(29.4)
Impact of changes in tax rates	31.9	35.6	0.0
Deferred tax	(229.3)	(149.0)	(144.6)
Total tax (credit)/charge	(82.7)	34.2	(16.0)
Defined Benefit Pension Schemes [Member]
Current and deferred tax relating to items credited (debited) directly to equity [Abstract]
Current tax credit to currency translation differences	6.0	0.0	0.0
Deferred tax credit to currency translation differences	(8.1)	11.1	0.0
Deferred tax relating to items credited directly to foreign exchange movements on intangibles	0.0	(5.0)	13.0
Share Options [Member]
Current and deferred tax relating to items credited (debited) directly to equity [Abstract]
Deferred tax relating to items credited (debited) directly to equity	(0.2)	(1.5)	(7.6)
Current tax relating to items credited (debited) directly to equity	$ 0.0	$ 0.1	$ 13.1